INVESTMENTS IN SINGLE-FAMILY RESIDENTIAL PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2016
Residential Homes [Abstract]
Schedule of Real Estate Properties [Table Text Block]
The homes are generally leased to individual tenants under leases with terms of one year or less.

				Investments in		Investments in
				Single-Family		Single-Family
	Number		Buildings and	Residential	Accumulated	Residential
	of Homes	Land	Improvements	Properties, Gross	Depreciation	Properties, Net

Total at January 1, 2015	395	$5,422,647	$23,961,608	$29,384,255	$(592,114)	$28,792,141

Purchases, improvements, disposition during 2015:
Houston, TX	-	-	34,938	34,938	(380,630)	(345,692)
Jacksonville, FL	133	1,345,453	7,723,661	9,069,114	(415,172)	8,653,942
Memphis, TN	-	-	60,550	60,550	(226,188)	(165,638)
Memphis, TN (disposition)	(1)	(6,750)	(38,250)	(45,000)	1,507	(43,493)
Atlanta, GA	-	-	2,150	2,150	(18,276)	(16,126)

Total at December 31, 2015	527	$6,761,350	$31,744,657	$38,506,007	$(1,630,873)	$36,875,134

Purchases and improvements during 2016:
Houston, TX	97	1,818,200	7,240,899	9,059,099	(408,425)	8,650,674
Jacksonville, FL	-	-	261,453	261,453	(557,805)	(296,352)
Memphis, TN	-	-	125,895	125,895	(234,308)	(108,413)
Atlanta, GA	-	-	46,134	46,134	(21,638)	24,496

Total at December 31, 2016	624	$8,579,550	$39,419,038	$47,998,588	$(2,853,049)	$45,145,539

Schedule Of Proforma Statement Of Operations Related To Real Estate Investment [Table Text Block]
This pro forma information does not purport to represent what the actual results of operations of the Company would have been had these acquisitions occurred on this date, nor does it purport to predict the results of operations for future periods.

	For the Year Ended December 31
	2016	2015

Rental income	$6,745,713	$6,579,828
Property operating, maintenance and real estate taxes	$3,099,440	$3,053,996
Depreciation and amortization	$1,626,395	$1,567,162
Net loss	$(1,424,863)	$(1,638,482)
Net loss per share, basic and fully diluted	$(0.17)	$(0.23)
Weighted average number of common shares outstanding, basic and fully diluted	8,197,073	7,016,796